Stock-Based Compensation (Details) - Schedule of the activity for restricted stock issued - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of the activity for restricted stock issued [Line Items]
Shares Unvested, Beginning balance		13,778,006,000	15,746,285,000
Weighted- average grant date fair value Unvested, Beginning balance		$ 0.27	$ 0.27
Shares Vested		(656,099,000)	(1,968,279,000)
Weighted- average grant date fair value Vested		$ 0.27	$ 0.27
Shares Cancelled		(13,121,907,000)
Weighted- average grant date fair value Cancelled		$ 0.27
Shares Unvested, Ending balance			13,778,006,000
Weighted- average grant date fair value Unvested, Ending balance			$ 0.27